SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 12,704,600	$ 5,775,543	$ 39,839,202	$ 16,700,596	$ 29,009,640	$ 11,235,041
Retail Grocery [Member]
Total revenue	11,307,056	5,187,540	35,374,652	14,944,075	25,867,061	9,923,138
Food Service Restaurant [Member]
Total revenue	1,396,194	584,382	4,459,142	1,743,228	3,126,709	1,202,121
Online E Commerce [Member]
Total revenue	$ 1,350	$ 3,621	$ 5,408	$ 13,293	15,870	93,600
Wholesale Grocery [Member]
Total revenue						$ 16,182